Intangible Assets - Turkcell 2G, 3G and 4.5G Licenses - Additional Information (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible asset	₺ 12,367,784	₺ 11,308,062	₺ 10,050,172
Turkcell 2G license [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible asset	103,460	149,443
Turkcell 3G license [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible asset	320,599	359,071
Turkcell 4.5G license [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible asset	₺ 3,320,721	₺ 3,723,232